SCHEDULE OF INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories kept at warehouse	$ 1,898,436	$ 1,736,280
Inventories at showroom	532,455	484,236
Inventory, gross	2,430,891	2,220,516
Less: allowance for obsolete inventories	(809,670)	(973,838)
Goods in transit	8,992,074	6,785,411
Total	$ 10,613,295	$ 8,032,089